DUNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number: ____
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Dune Capital Management LP
Address:     623 Fifth Avenue, 30th Floor
             New York, New York 10022

Form 13F File Number:  28-11632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Joshua P. Eaton
Title:          General Counsel
Phone:          (212) 301-8303

Signature, Place, and Date of Signing:

/s/  Joshua P. Eaton              New York, New York           May 14, 2007
---------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:            16
Form 13F Information Table Value Total:            $445,137
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                    Form 13F INFORMATION TABLE

     COLUMN 1             COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                   VALUE     SHRS OR    SH/   PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
  NAME OF ISSUER       TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT    PRN   CALL  DISCRETION   MANAGERS   SOLE    SHARED   NONE
  --------------       --------------    -----    -------    -------    ---   ----  ----------   --------   ----    ------   ----


ACCO BRANDS CORP            COM        00081T108   29,173   1,211,000    SH             SOLE             1,211,000
AFFORDABLE RESIDENTIAL
CMTYS                       COM        008273104    2,353     194,000    SH             SOLE               194,000

ALEXANDER & BALDWIN INC     COM        014482103    7,904     156,700    SH             SOLE               156,700

BED BATH & BEYOND INC       COM        075896100   10,043     250,000    SH             SOLE               250,000

BJS WHOLESALE CLUB INC      COM        05548J106   15,224     450,000    SH             SOLE               450,000
CLEAR CHANNEL
COMMUNICATIONS              COM        184502102   14,016     400,000    SH             SOLE               400,000

GRACE W R & CO DEL NEW      COM        38388F108   52,840   2,000,000    SH             SOLE             2,000,000

MOTOROLA INC                COM        620076109    3,534     200,000    SH             SOLE               200,000

OWENS CORNING NEW           COM        690742101   18,957     595,000    SH             SOLE               595,000

PHH CORP                    COM        693320202   61,120   2,000,000    SH             SOLE             2,000,000

REALOGY CORP                COM        75605E100   59,220   2,000,000    SH             SOLE             2,000,000

SEARS HLDGS CORP            COM        812350106   45,040     250,000    SH             SOLE               250,000

SLM CORP                    COM        78442P106   18,814     460,000    SH             SOLE               460,000

TIME WARNER CABLE INC       CL A       88732J108   31,003     743,660    SH             SOLE               743,660

TYCO INTL LTD NEW           COM        902124106   31,550   1,000,000    SH             SOLE             1,000,000

U S G CORP                  COM        903293405   44,346     950,000    SH             SOLE               950,000